Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

STMICROELECTRONICS N.V.

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency — millions of U.S. dollars)
2013
Inventories	49		58	(69)	38
Accounts Receivable	10	0	2	(3)	9
Deferred Tax Assets	1,634	7	67	(254)	1,454

2012
Inventories	60		95	(106)	49
Accounts Receivable	15		1	(6)	10
Deferred Tax Assets	1,514	6	123	(9)	1,634

2011
Inventories	50		103	(93)	60
Accounts Receivable	17		1	(3)	15
Deferred Tax Assets	1,396	(11)	138	(9)	1,514